Earnings Per Share (Notes)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
EARNINGS PER SHARE

Basic earnings per share available to common shareholders are based on the weighted average number of common shares outstanding during the period. Diluted earnings per share is calculated using the treasury stock method and includes the effect of all potential issuances of common shares under stock-based incentive compensation arrangements.

	Successor
	Year Ended December 31, 2017			Period from October 3, 2016 through December 31, 2016
	Net Loss	Shares	Per Share Amount	Net Loss	Shares	Per Share Amount
Net loss available for common stock — basic	$(254)	427,761,460	$(0.59)	$(163)	427,560,620	$(0.38)
Net loss available for common stock — diluted	$(254)	427,761,460	$(0.59)	$(163)	427,560,620	$(0.38)

For the Successor period for the year ended December 31, 2017 and the period from October 3, 2016 through December 31, 2016, stock-based incentive compensation plan awards totaling 3,642,844 and 7,332,789 shares, respectively, were excluded from the calculation of diluted earnings per share because the effect would have been antidilutive.